  Supplement to the Statement of Additional Information dated August 27, 1999

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                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                           Nuveen Municipal Bond Fund

                       Nuveen Insured Municipal Bond Fund

                Nuveen Flagship All-American Municipal Bond Fund

                Nuveen Flagship Intermediate Municipal Bond Fund

                Nuveen Flagship Limited Term Municipal Bond Fund

                               ----------------

  Effective November 24, 1999, the Board of Trustees approved the following changes to the Nuveen Municipal Bond Fund:

    Fund duration range of between three and 10 years. The fund will invest in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and 10 years. Fund management intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

    New fund name. The fund's name has changed to the Nuveen Intermediate Duration Municipal Bond Fund to reflect the fund's policy of maintaining portfolio duration within a range characteristic of intermediate securities.

  In the section of the Statement of Additional Information entitled "Additional Information on the Purchase and Redemption of Fund Shares" under Reduction or Elimination of Contingent Deferred Sales Charge, page S-46, the waiver or reduction of the CDSC for redemptions made pursuant to a Fund's systematic investment plan is hereby amended and restated as follows:

    The CDSC may be waived for redemptions, made on or after December 15, 1999 pursuant to a fund's systematic withdrawal plan, of up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder.


                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                               VGN-S-2-SAI 12-99

                         Supplement to the Statement of
                 Additional Information Dated September 7, 1999

                               ----------------

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                     Nuveen High Yield Municipal Bond Fund

                               ----------------

  In the section of the Statement of Additional Information entitled "Additional Information on the Purchase and Redemption of Fund Shares" under Reduction or Elimination of Contingent Deferred Sales Charge, the waiver or reduction of the CDSC for redemptions made pursuant to a Fund's systematic investment plan is hereby amended and restated as follows:

    The CDSC may be waived for redemptions, made on or after December 15, 1999 pursuant to a fund's systematic withdrawal plan, of up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the share-holder.




                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                              VGN-S-11-SAI 12-99